Debt	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Debt
Debt
The Company had outstanding convertible debt and related deferred financing costs on its consolidated balance sheet as follows (in thousands):

	As of
	December 31, 2015	December 31, 2014
Principal amount of the 2% Convertible Senior Notes	$201,250	$201,250
Unamortized debt discount	(25,704)	(32,256)
Deferred financing costs	$(3,848)	$(4,974)
Long-term debt, net of discount	$171,698	$164,020

Interest expense related to the 3.75% Notes (as defined below) and the 2% Notes was included in interest and other expense on the consolidated statements of operations as follows (in thousands):

	Years Ended December 31,
	2015	2014	2013
Contractual coupon interest	$4,025	$4,657	$5,704
Accretion of debt discount	6,552	8,007	10,492
Amortization of debt issuance costs	1,126	895	590
Loss on extinguishment of long-term debt	—	23,203	325
Total interest and other expense	$11,703	$36,762	$17,111

3.75% Convertible Senior Notes
In June 2011, the Company sold $143.8 million in principal amount of 3.75% Convertible Senior Notes due June 15, 2016 (the "3.75% Notes"). The interest rate on the notes was 3.75% per annum, payable semi-annually in arrears in cash on December 15 and June 15 of each year. The 3.75% Notes were convertible into the Company’s common stock at an initial conversion rate of 38.1749 shares of common stock per $1,000 principal amount of the 3.75% Notes, which was equivalent to a conversion price of approximately $26.20 per share.
In connection with the issuance of the 3.75% Notes, the Company repurchased $70 million in principal amount of its 5.375% Convertible Senior Notes due June 15, 2013 (the "5.375% Notes") for $85.1 million, a 21.5% premium on the principal amount. The investors that held the $70 million in principal amount of repurchased 5.375% Notes purchased $59.5 million in principal amount of the 3.75% Notes and retained approximately $13.5 million in principal amount of the remaining 5.375% Notes. These investors’ combined $73.0 million in principal amount of convertible debt ($13.5 million of 5.375% Notes and $59.5 million of 3.75% Notes) was considered to be a modification of a portion of the 5.375% Notes and was accounted for separately from the issuance of the remainder of the 3.75% Notes.
The Company recorded a total debt discount of $25.8 million related to the modified debt. This discount consisted of $10.5 million related to the remaining debt discount on the $70 million in principal amount of 5.375% Notes repurchased, $15.1 million related to the premium payment in connection with the repurchase and $0.2 million related to the increase in the value of the conversion feature. The total debt discount was being amortized as non-cash interest expense at the effective rate of 16.5% over the five year term of the modified debt. Additionally, the Company paid transaction fees of approximately $2.0 million related to the modification, which were recorded as interest and other expense at the time of the modification.
As of December 31, 2013, the 5.375% Notes were repaid in full and no amounts remained on the Company's balance sheet related to these notes.
Of the $143.8 million in principal amount of 3.75% Notes issued in June 2011, $84.3 million in principal amount was considered to be an issuance of new debt. The Company recorded a debt discount of $26.6 million related to the $84.3 million in principal amount of 3.75% Notes. The debt discount was recorded as additional paid-in capital to reflect the value of its nonconvertible debt borrowing rate of 12.4% per annum and was being amortized as non-cash interest expense over the five year term of the 3.75% Notes. The Company incurred deferred financing costs related to this offering of approximately $2.8 million, of which $0.9 million has been reclassified as an offset to the value of the amount allocated to equity. The remainder was recorded as other assets in the consolidated balance sheet and was being amortized as non-cash interest expense over the five year term of the 3.75% Notes.
In June 2014, in connection with the issuance of $201.3 million in principal amount of 2% Convertible Senior Notes due June 15, 2019 (the “2% Notes”), the Company repurchased approximately $114.9 million in principal amount of the 3.75% Notes for $160.7 million, a premium of $45.8 million over the principal amount. Investors that held approximately $80.0 million of 3.75% Notes purchased approximately $98.2 million in principal amount of the 2% Notes. The repurchase of the 3.75% Notes was treated as an extinguishment of debt since the fair value of the conversion feature changed by more than 10%. The extinguishment of the 3.75% Notes was accounted for separately from the issuance of the 2% Notes. The $160.7 million paid to extinguish the debt was allocated to debt and equity based on their respective fair values immediately prior to the transaction. The Company allocated $112.4 million of the payment to the debt and $48.3 million to equity.
The 3.75% Notes were convertible at the option of the holder during the quarter ended June 30, 2014 since the last reported sales price per share of the Company's common stock was equal to or greater than 130% of the conversion price for at least 20 of the 30 trading days ended on March 31, 2014. The 3.75% Notes and any unpaid interest were convertible at the Company’s option for cash, shares of the Company’s common stock or a combination of cash and shares of the Company’s common stock.
Beginning on June 20, 2014, the Company had the right to redeem the 3.75% Notes, at its option, in whole or in part, if the last reported sale price per share of the Company’s common stock was at least 130% of the conversion price then in effect for at least 20 trading days during a period of 30 consecutive trading days. In June 2014, the Company met the redemption requirements and notified holders of its intent to redeem the outstanding $28.8 million in principal amount of 3.75% Notes in July 2014. Prior to the redemption date, holders of $28.5 million in principal amount of 3.75% Notes exercised their right to convert their outstanding 3.75% Notes. The Company settled this conversion of the 3.75% Notes in July 2014 by providing cash of $28.5 million for the principal amount of the outstanding 3.75% Notes converted and issuing 348,535 shares of common stock for the conversion premium totaling $12.6 million, for a total consideration paid of $41.1 million. The Company settled the redemption of the remaining $0.3 million in principal amount in exchange for a cash payment of $0.3 million representing principal and accrued and unpaid interest. The Company allocated $27.9 million of the total consideration paid to the debt and $13.5 million to equity.
The Company recorded a loss on extinguishment of debt of $23.2 million in connection with the repurchase and redemption of the 3.75% Notes during the year ended December 31, 2014, representing the excess of the $140.3 million allocated to the debt over its carrying value, net of deferred financing costs.
Certain features related to a portion of the 3.75% Notes, including the holders’ ability to require the Company to repurchase their notes and the higher interest payments required in an event of default, were considered embedded derivatives and were required to be bifurcated and accounted for at fair value. The Company assessed the value of these embedded derivatives at each balance sheet date.
No cash interest expense was recorded related to the 3.75% Notes in the year ended December 31, 2015. Cash interest expense related to the 3.75% Notes outstanding was $2.4 million and $5.4 million in the years ended December 31, 2014 and 2013, respectively. There was no non-cash interest expense recorded in the year ended December 31, 2015 related to the 3.75% Notes, compared to $4.9 million and $10.8 million in years ended December 31, 2014 and 2013, respectively.
As of December 31, 2014, no amounts remain outstanding related to the 3.75% Notes.
2% Convertible Senior Notes
In June 2014, the Company sold $201.3 million in principal amount of the 2% Notes due June 15, 2019. The interest rate on the notes is 2% per annum, payable semi-annually in arrears in cash on June 15 and December 15 of each year. The 2% Notes are convertible into the Company’s common stock at an initial conversion rate of 21.5019 shares of common stock per $1,000 principal amount of the 2% Notes, which is equivalent to a conversion price of approximately $46.51 per share, subject to adjustment under certain circumstances.
The Company recorded a debt discount of $35.6 million related to the 2% Notes. The debt discount was recorded as additional paid-in capital to reflect the value of the Company’s nonconvertible debt borrowing rate of 6.2% per annum. This debt discount is being amortized as non-cash interest expense over the five year term of the 2% Notes. The Company incurred deferred financing costs related to this offering of approximately $6.7 million, of which $1.2 million has been reclassified as an offset to the value of the amount allocated to equity. The remainder is recorded as a reduction to debt in the consolidated balance sheet and is being amortized as non-cash interest expense over the five year term of the 2% Notes.
The 2% Notes contain provisions that allow for additional interest to the holders of the Notes upon the failure to timely file documents or reports that the Company is required to file with the SEC. The additional interest is at a rate of 0.25% per annum of the principal amount of the notes outstanding for the first 180 days and 0.50% per annum of the principal amount of the notes outstanding for a period up to 360 days.
If the Company is purchased by a company outside of the US, then additional taxes may be required to be paid by the Company under the terms of the 2% Notes.
The Company determined that the higher interest and tax payments required in certain circumstances are considered embedded derivatives and should be bifurcated and accounted for at fair value. The Company assesses the value of the embedded derivatives at each balance sheet date. The derivatives had de minimis value at the balance sheet date.
Cash interest expense related to the 2% Notes was $4.0 million and $2.3 million in the years ended December 31, 2015 and 2014, respectively. Non-cash interest expense related to the 2% Notes was $7.7 million and $4.0 million in the years ended December 31, 2015 and 2014, respectively.
As of December 31, 2015, the Company included $171.7 million on its balance sheet in long-term debt related to the 2% Notes.